Material judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Material judgments, estimates and assumptions
5. Material judgments, estimates and assumptions
The preparation of the consolidated financial statements requires the Management Board to make judgments and estimates that affect the application of accounting policies and the amounts reported for assets, liabilities, income, and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are continuously reviewed. Revisions of estimates are accounted for on a prospective basis.
a) Management Judgments
Information on management judgments made in the application of accounting policies that most significantly affect the amounts recognized in the financial statements are set out in the following disclosures:
Leases
The Company determines the lease term based on the
non-cancelable
period, together with both periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option, and periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option. The Company has entered into several leases that include extension and makes judgments when assessing whether it is reasonably certain that the option to extend or terminate the lease will or will not be exercised. All relevant factors representing an economic incentive to exercise the extension or termination option are taken into consideration. After the commencement date, the Company reassesses the lease term if a significant event or a change of circumstances occurs. The extension option was not taken into account in the term of rental contracts for buildings. This assumption is based on current expectations of management, as extensions are currently not planned.
Please refer to Note 19.
Right-of-use
Assets for details on the potential future lease payments for periods after the exercise date of the extension and termination options that are not taken into consideration in the lease term.
Impairment of intangible assets and other
non-financial
assets
The measurement of intangible assets is based on long-term corporate planning using expected revenues, costs, expenditures as well as market- and company-specific discount rates, and expected growth rates and exchange rates (please refer to the Note 17. for more information). The management expectations related to projected revenues for Hawk and Space technologies may be subject to changes, which in turn may result in impairment losses required to be recorded for these assets.
Litigation risks and governmental proceedings
Legal proceedings and government investigations often involve complex legal issues and are subject to substantial uncertainties. Accordingly, management exercises material judgment in determining the litigation risks, based on the assessment from internal and external lawyers. In 2020, the German Federal Financial Supervisory Authority (
Bundesanstalt für Finanzdienstleistungsaufsicht
, “BaFin”) initiated an investigation against the Company on the grounds of the alleged omission of an ad hoc disclosure under the ad hoc disclosure obligation of Article 17 para. 1 of the European Market Abuse Regulation (“MAR”). Should an administrative offence be found, the amount of any fine would depend on BaFin’s determination of the severity of the offence. Our best estimate is that the minimum fine of €225,000 will be imposed. The maximum possible amount of such fine is the highest of (i) €2.5 million, (ii) 2% of our total revenue in the financial year preceding the year in which BaFin imposes a fine, and (iii) three times the amount of any commercial advantage we may have had as a result of the alleged omission of an ad hoc disclosure under the ad hoc disclosure obligation of Article 17 para.
b) Estimates and Assumptions
Information about assumptions and estimation uncertainty as of December 31, 2021 that might result in a significant risk that a material adjustment to the carrying amounts of the reported assets and liabilities is required, is set out in the following disclosures:
Recognition of deferred tax assets
The calculation of deferred taxes is based on the tax rates of the individual countries applicable as of the date when the assets are realized, or the liability is settled (using tax rates enacted or announced as of the reporting date) as well as on the assessment of the future taxable income of the Company companies. Any potential change in taxable income that differs from estimates may result in deferred tax assets not being recoverable.
Determining the amount of deferred tax assets is subject to estimation uncertainties as regards the availability of future taxable profit against which deductible temporary differences and the tax loss carryforwards may be utilized, which may also result from or be related to future tax planning strategies.
Uncertain tax positions
In cases for which it is probable that amounts declared as expenses in the tax returns might not be recognized (uncertain tax positions), a liability for income taxes is recognized. The amount is based on management´s best estimate of the expected tax payment (expected value or most likely amount). Tax refund claims from uncertain tax positions are recognized when it is probable that they can be realized. In the case of tax loss, no liability for taxes or tax claim is recognized for these uncertain tax positions. Instead, the deferred tax assets for the unused tax loss carryforwards or tax credits are to be adjusted.

Inventories
Write-downs of inventories are measured based on the inventory days on hand and on the estimated net disposal proceeds (expected proceeds less estimated costs incurred until completion and the estimated selling expenses necessary to make the sale). Future utilizations, actual proceeds, and costs still to be incurred may deviate from anticipated amounts.
Share-based payment
The determination of the fair value of share-based payments considers the estimated volatility. The future development is dependent on factual fluctuations of personnel, which might vary from the expected ones used to estimate the amounts. Please refer to Note 9. a) Share-based payments for more information.